UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2012

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Ridgecrest Investment Management, LLC
Address:     767 Third Avenue, 20th Floor
             New York, NY 10017


Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sanford B. Prater
Title:   Managing Partner
Phone:   646-827-2688

Signature, Place, and Date of Signing:

/s/ Sanford B. Prater              New York, New York        October 23, 2012
    [Signature]                       [City, State]                [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE




                                Report Summary:

Number of Other Included Managers:                           0
                                                   -------------

Form 13F Information Table Entry Total:                   82
                                                   --------------

Form 13F Information Table Value Total:              $50,515
                                                   ---------------

                                                      (thousands)




List of Other Included Managers:

None

                                                                                                                        VOTING
                                    TITLE OF                VALUE    SHARE   SHARE/ PUT/ INVESTMENT OTHER        AUTHORITY
NAME OF ISSUER                      CLASS        CUSIP      X 1000   AMOUNT  PRN    CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------------------------

AG MORTGAGE INVESTME NT TRUST      REITS/RICS    001228105   1,207    50,000 SH          SOLE              50000     0     0
-------------------------------------------------

ALLSCRIPTS HEALTHCARE SOLUTION     COMMON STOCK  01988P108     248    20,000 SH          SOLE              20000     0     0
-------------------------------------------------

ALPHATEC HOLDINGS INC              COMMON STOCK  02081G102      83    50,000 SH          SOLE              50000     0     0
-------------------------------------------------

AMARIN CORPORATION P LC ADR        ADRS STOCKS   023111206     252    20,000 SH          SOLE              20000     0     0
-------------------------------------------------

AMERICAN INTERNATION AL GROUP      COMMON STOCK  026874784     820    25,000 SH          SOLE              25000     0     0
-------------------------------------------------

ASHLAND INC COM STK                COMMON STOCK  044209104     358     5,000 SH          SOLE               5000     0     0
-------------------------------------------------

AVAGO TECHNOLOGIES LTD             COMMON STOCK  Y0486S104     523    15,000 SH          SOLE              15000     0     0
-------------------------------------------------

BANK OF AMERICA CORP COM STK       COMMON STOCK  060505104     442    50,000 SH          SOLE              50000     0     0
-------------------------------------------------

BARRICK GOLD CORP COM              COMMON STOCK  067901108     626    15,000 SH          SOLE              15000     0     0
-------------------------------------------------

BUCKEYE TECHNOLOGIES INC COM       COMMON STOCK  118255108     481    15,000 SH          SOLE              15000     0     0
-------------------------------------------------

C H ROBINSON WORLDWI DE INC CO     COMMON STOCK  12541W209     439     7,500 SH          SOLE               7500     0     0
-------------------------------------------------

CELADON GROUP INC COM STK          COMMON STOCK  150838100     804    50,000 SH          SOLE              50000     0     0
-------------------------------------------------

CELANESE CORP SER A                COMMON STOCK  150870103     758    20,000 SH          SOLE              20000     0     0
-------------------------------------------------

CHENIERE ENERGY INC COM STK        COMMON STOCK  16411R208     388    25,000 SH          SOLE              25000     0     0
-------------------------------------------------

CHIQUITA BRANDS INTL INC COM       COMMON STOCK  170032809     458    60,000 SH          SOLE              60000     0     0
-------------------------------------------------

CISCO SYSTEMS INC COM STK          COMMON STOCK  17275R102     573    30,000 SH          SOLE              30000     0     0
-------------------------------------------------

COMSTOCK RES INC COM STK           COMMON STOCK  205768203     276    15,000 SH          SOLE              15000     0     0
-------------------------------------------------

DELPHI AUTOMOTIVE PLC              COMMON STOCK  G27823106     620    20,000 SH          SOLE              20000     0     0
-------------------------------------------------

DELTA AIRLINES INC                 COMMON STOCK  247361702     275    30,000 SH          SOLE              30000     0     0
-------------------------------------------------
                                   US ETF'S -
DIREXION DLY ENERGY BEAR 3X        US TR         25459W342     497    65,000 SH          SOLE              65000     0     0
-------------------------------------------------

EASTMAN CHEM CO COM STK            COMMON STOCK  277432100   1,140    20,000 SH          SOLE              20000     0     0
-------------------------------------------------

EMC CORP MASS COM STK              COMMON STOCK  268648102   1,227    45,000 SH          SOLE              45000     0     0
-------------------------------------------------

ENERGY XXI BERMUDA L TD COM ST     COMMON STOCK  G10082140     350    10,000 SH          SOLE              10000     0     0
-------------------------------------------------

ENTEROMEDICS INC COM STK           COMMON STOCK  29365M208     329    90,000 SH          SOLE              90000     0     0
-------------------------------------------------

GENERAL CABLE CORP D EL NEW CO     COMMON STOCK  369300108     514    17,500 SH          SOLE              17500     0     0
-------------------------------------------------

GENERAL ELECTRIC CO COM STK        COMMON STOCK  369604103   2,271   100,000 SH          SOLE             100000     0     0
-------------------------------------------------

GEORGIA GULF CORP COM STK          COMMON STOCK  373200302     453    12,500 SH          SOLE              12500     0     0
-------------------------------------------------

GREAT LAKES DREDGE & DOCK CORP     COMMON STOCK  390607109     770   100,000 SH          SOLE             100000     0     0
-------------------------------------------------

HESS CORP COM STK                  COMMON STOCK  42809H107     403     7,500 SH          SOLE               7500     0     0
-------------------------------------------------

HOLOGIC INC COM STK                COMMON STOCK  436440101   1,011    50,000 SH          SOLE              50000     0     0
-------------------------------------------------

HOME LOAN SERVICING SOLUTIONS      COMMON STOCK  G6648D109     488    30,000 SH          SOLE              30000     0     0
-------------------------------------------------

IAC / INTERACTIVECOR P COM STK     COMMON STOCK  44919P508     260     5,000 SH          SOLE               5000     0     0
-------------------------------------------------

INTERNATIONAL PAPER CO COM STK     COMMON STOCK  460146103   1,090    30,000 SH          SOLE              30000     0     0
-------------------------------------------------

KAPSTONE PAPER & PACKAGING COR     COMMON STOCK  48562P103     896    40,000 SH          SOLE              40000     0     0
-------------------------------------------------

KBR INC                            COMMON STOCK  48242W106     820    27,500 SH          SOLE              27500     0     0
-------------------------------------------------

KOPPERS HLDGS INC COM STK          COMMON STOCK  50060P106     873    25,000 SH          SOLE              25000     0     0
-------------------------------------------------

KRISPY KREME DOUGHNU TS INC CO     COMMON STOCK  501014104     317    40,000 SH          SOLE              40000     0     0
-------------------------------------------------

KULICKE & SOFFA INDS INC COM       COMMON STOCK  501242101     520    50,000 SH          SOLE              50000     0     0
-------------------------------------------------

LAMAR ADVERTISING CO CL A COM      COMMON STOCK  512815101     926    25,000 SH          SOLE              25000     0     0
-------------------------------------------------

LOWES COS INC COM STK              COMMON STOCK  548661107   1,210    40,000 SH          SOLE              40000     0     0
-------------------------------------------------

LyondellBasell Indus tries NV      COMMON STOCK  N53745100     387     7,500 SH          SOLE               7500     0     0
-------------------------------------------------

MANITOWOC INC COM STK              COMMON STOCK  563571108     400    30,000 SH          SOLE              30000     0     0
-------------------------------------------------

MCDERMOTT INTERNATIO NAL INC C     COMMON STOCK  580037109     794    65,000 SH          SOLE              65000     0     0
-------------------------------------------------

MEADWESTVACO CORP Com              COMMON STOCK  583334107   1,224    40,000 SH          SOLE              40000     0     0
-------------------------------------------------

MERCK & CO                         COMMON STOCK  58933Y105     902    20,000 SH          SOLE              20000     0     0
-------------------------------------------------

METLIFE INC COM STK                COMMON STOCK  59156R108     689    20,000 SH          SOLE              20000     0     0
-------------------------------------------------

MIDSTATES PETROLEUM COMPANY IN     COMMON STOCK  59804T100     324    37,500 SH          SOLE              37500     0     0
-------------------------------------------------

MOLYCORP INC COM STK               COMMON STOCK  608753109     173    15,000 SH          SOLE              15000     0     0
-------------------------------------------------

NEWELL RUBBERMAID IN C MEDIUM      COMMON STOCK  651229106     955    50,000 SH          SOLE              50000     0     0
-------------------------------------------------

NORTHWEST PIPE CO COM STK          COMMON STOCK  667746101     493    20,000 SH          SOLE              20000     0     0
-------------------------------------------------

NXP SEMICONDUCTORS N V             COMMON STOCK  N6596X109     625    25,000 SH          SOLE              25000     0     0
-------------------------------------------------

OIL STS INTL INC COM STK           COMMON STOCK  678026105     596     7,500 SH          SOLE               7500     0     0
-------------------------------------------------

OREXIGEN THERAPEUTIC S INC COM     COMMON STOCK  686164104     400    70,000 SH          SOLE              70000     0     0
-------------------------------------------------

OWENS CORNING INC                  COMMON STOCK  690742101   1,004    30,000 SH          SOLE              30000     0     0
-------------------------------------------------

PFIZER INC COM                     COMMON STOCK  717081103   1,491    60,000 SH          SOLE              60000     0     0
-------------------------------------------------

PLAINS EXPLORATION & PRODUCTI      COMMON STOCK  726505100     749    20,000 SH          SOLE              20000     0     0
-------------------------------------------------

POLYONE CORP COM STK               COMMON STOCK  73179P106     331    20,000 SH          SOLE              20000     0     0
-------------------------------------------------

PRIMORIS SERVICES CORP COM ST      COMMON STOCK  74164F103     326    25,000 SH          SOLE              25000     0     0
-------------------------------------------------

PROCERA NETWORKS INC COM STK       COMMON STOCK  74269U203     705    30,000 SH          SOLE              30000     0     0
-------------------------------------------------

PROSHARES ULTRASHORT BASIC M       US ETF'S - US 74347X617     367    25,000 SH          SOLE              25000     0     0
-------------------------------------------------

PRSH UL RUSL2000                   US ETF'S - US 74347R842     441    10,000 SH          SOLE              10000     0     0
-------------------------------------------------

QUALITY DISTRIB                    COMMON STOCK  74756M102     393    42,500 SH          SOLE              42500     0     0
-------------------------------------------------

REGIONAL MANAGEMENT CORP COM S     COMMON STOCK  75902K106     776    45,000 SH          SOLE              45000     0     0
-------------------------------------------------

REGIONS FINANCIAL CORP NEW         COMMON STOCK  7591EP100     180    25,000 SH          SOLE              25000     0     0
-------------------------------------------------

RUDOPLH TECHNOLOGIES INC COM       COMMON STOCK  781270103     263    25,000 SH          SOLE              25000     0     0
-------------------------------------------------

SALEM COMMUNICATIONS CORP CA       COMMON STOCK  794093104     262    50,000 SH          SOLE              50000     0     0
-------------------------------------------------

SEALED AIR CORP NEW COM STK        COMMON STOCK  81211K100     464    30,000 SH          SOLE              30000     0     0
-------------------------------------------------

SM ENERGY CO                       COMMON STOCK  78454L100     541    10,000 SH          SOLE              10000     0     0
-------------------------------------------------

TARGET CORP COM STK                COMMON STOCK  87612E106   1,587    25,000 SH          SOLE              25000     0     0
-------------------------------------------------

TESORO CORP COM STK                COMMON STOCK  881609101     838    20,000 SH          SOLE              20000     0     0
-------------------------------------------------

TRW AUTOMOTIVE HLDGS CORP COM      COMMON STOCK  87264S106     656    15,000 SH          SOLE              15000     0     0
-------------------------------------------------

TWO HARBORS INVESTME NT CORP       REITS/RICS    90187B101     823    70,000 SH          SOLE              70000     0     0
-------------------------------------------------

UNITED RENTALS INC COM STK         COMMON STOCK  911363109     654    20,000 SH          SOLE              20000     0     0
-------------------------------------------------

UNWIRED PLANET INC COM STK         COMMON STOCK  91531F103     106    55,000 SH          SOLE              55000     0     0
-------------------------------------------------

US AIRWAYS GROUP                   COMMON STOCK  90341W108     314    30,000 SH          SOLE              30000     0     0
-------------------------------------------------

US SILICA HOLDINGS I NC            COMMON STOCK  90346E103     271    20,000 SH          SOLE              20000     0     0
-------------------------------------------------

VALERO ENERGY CORP COM STK         COMMON STOCK  91913Y100     792    25,000 SH          SOLE              25000     0     0
-------------------------------------------------

VOYAGER OIL & GAS IN C COM STK     COMMON STOCK  29101U100     166   200,000 SH          SOLE             200000     0     0
-------------------------------------------------

WABCO HOLDINGS INC                 COMMON STOCK  92927K102     519     9,000 SH          SOLE               9000     0     0
-------------------------------------------------

WATSON PHARMACEUTICALS INC         COMMON STOCK  942683103     852    10,000 SH          SOLE              10000     0     0
-------------------------------------------------

WESTERN ASSET MORTGA GE CAPITL     REITS/RICS    95790D105     555    25,000 SH          SOLE              25000     0     0
-------------------------------------------------

WILLBROS GROUP INC (DELAWARE)      COMMON STOCK  969203108     131    24,375 SH          SOLE              24375     0     0
-------------------------------------------------

                                                            50,515